Commitments - Summary of undiscounted lease commitments (Details)	May 31, 2024 CAD ($)
2024
Commitments
Undiscounted lease commitments	$ 41,034
2024
Commitments
Undiscounted lease commitments	164,957
2025
Commitments
Undiscounted lease commitments	168,257
2027 and thereafter
Commitments
Undiscounted lease commitments	$ 479,917